Dec. 16, 2024
LGM Risk Managed Total Return Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LGM Risk Managed Total Return Fund LGM Risk Managed Total Return Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LGM Risk Managed Total Return Fund LGM Risk Managed Total Return Fund Institutional Class
Management Fees	1.00%
Other Expenses	1.86%
Acquired Fund Fees and Expenses	0.17%	[1]
Total Annual Fund Operating Expenses	3.03%
Fee Waiver and/or Expense Reimbursement	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.79%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investment companies.
[2]	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2025, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses’ (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.62% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture after the recoupment is taken into account. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser.

LGM Risk Managed Total Return Fund

Institutional Class - LBETX

A Series of Northern Lights Fund Trust IV

(the “Fund”)

Supplement dated December 16, 2024 to

the Fund’s Prospectus and Statement of Additional Information (“SAI) dated September 30, 2024

Effective immediately, the Fund’s adviser, LGM Capital Management, LLC, has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund, until at least September 30, 2025, to ensure the total annual fund operating expenses after fee waiver and/or reimbursement will not exceed 2.62% of the Fund’s net assets.

Footnote (2) to the fee table on page 1 of the Prospectus is amended and restated as shown below.

Shareholder Fees (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses	1.86%
Acquired Fund Fees and Expenses(1)	0.17%
Total Annual Fund Operating Expenses	3.03%
Fee Waiver and/or Expense Reimbursement(2)	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.79%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investment companies.

(2)	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2025, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses’ (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.62% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture after the recoupment is taken into account. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser.

The following disclosure replaces the fourth paragraph under the heading MANAGEMENT on page 10 of the Prospectus.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2025, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 2.62% of the Fund’s net assets, subject to possible recoupment from the Fund in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the expense limitations in place at the time of waiver and the expense limitation in place at the time of recapture after the recoupment is taken into account.

The following disclosure replaces the fourth paragraph under the heading INVESTMENT ADVISER on page 26 of the SAI.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2025, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any frontend or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 2.62% of the Fund’s net assets, subject to possible recoupment from the Fund in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the expense limitations in place at the time of waiver and the expense limitation in place at the time of recapture after the recoupment is taken into account.

* * * * * * *

You should read this Supplement in conjunction with the Fund’s Prospectus and SAI dated September 30, 2024, which provide information that you should know about the Fund before investing. The Fund’s Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies these documents may be obtained without charge by visiting www.LGMCapitalmanagement.com or by calling 1-844-655-9371.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE